Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024572
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Institutional Shares
Trading Symbol	FIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Sector allocation contributed positively to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities via discount 30-year mortgage pools and floating-rate collateralized mortgage obligations.

  Duration management added to relative Fund performance. The Fund was positioned long or neutral for most of the reporting period.

Top Detractors from Performance

  Security selection detracted from relative Fund performance. U.S. Treasury futures and options, used to hedge and manage duration and yield curve positions, underperformed during the reporting period.

  Yield curve positioning subtracted from Fund performance relative to the Index. The Fund was positioned with an underweight allocation to the belly of the yield curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2016	$10,000	$10,000	$10,000
1/31/2017	$9,980	$10,145	$9,986
1/31/2018	$9,899	$10,363	$9,961
1/31/2019	$10,116	$10,597	$10,248
1/31/2020	$10,674	$11,619	$10,887
1/31/2021	$11,135	$12,167	$11,371
1/31/2022	$10,746	$11,806	$11,021
1/31/2023	$10,093	$10,819	$10,455
1/31/2024	$10,337	$11,046	$10,770
1/31/2025	$10,553	$11,274	$11,056
1/31/2026	$11,147	$12,047	$11,742

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.63%	0.02%	1.09%
Bloomberg US Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-5 Year US Treasury Index	6.20%	0.64%	1.62%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 97,953,082
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 206,249
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,953,082 Number of Investments44 Portfolio Turnover55% Total Advisory Fees Paid$206,249
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Purchased Put Option	0.0%Footnote Reference*
Cash Equivalents	1.1%
Mortgage-Backed Securities	6.8%
Collaterized Mortgage Obligations	22.0%
U.S. Treasury Securities	69.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	15.3%
2-5 Years	81.0%
Less than 2 Years	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, has been added to the Fund’s portfolio management team.

     Effective April 3, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024571
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Class R Shares
Trading Symbol	FIGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Sector allocation contributed positively to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities via discount 30-year mortgage pools and floating-rate collateralized mortgage obligations.

  Duration management added to relative Fund performance. The Fund was positioned long or neutral for most of the reporting period.

Top Detractors from Performance

  Security selection detracted from relative Fund performance. U.S. Treasury futures and options, used to hedge and manage duration and yield curve positions, underperformed during the reporting period.

  Yield curve positioning subtracted from Fund performance relative to the Index. The Fund was positioned with an underweight allocation to the belly of the yield curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2016	$10,000	$10,000	$10,000
1/31/2017	$9,910	$10,145	$9,986
1/31/2018	$9,759	$10,363	$9,961
1/31/2019	$9,910	$10,597	$10,248
1/31/2020	$10,381	$11,619	$10,887
1/31/2021	$10,741	$12,167	$11,371
1/31/2022	$10,300	$11,806	$11,021
1/31/2023	$9,603	$10,819	$10,455
1/31/2024	$9,765	$11,046	$10,770
1/31/2025	$9,889	$11,274	$11,056
1/31/2026	$10,371	$12,047	$11,742

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	4.88%	(0.70)%	0.37%
Bloomberg US Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-5 Year US Treasury Index	6.20%	0.64%	1.62%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 97,953,082
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 206,249
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,953,082 Number of Investments44 Portfolio Turnover55% Total Advisory Fees Paid$206,249
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Purchased Put Option	0.0%Footnote Reference*
Cash Equivalents	1.1%
Mortgage-Backed Securities	6.8%
Collaterized Mortgage Obligations	22.0%
U.S. Treasury Securities	69.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	15.3%
2-5 Years	81.0%
Less than 2 Years	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, has been added to the Fund’s portfolio management team.

     Effective April 3, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024573
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Service Shares
Trading Symbol	FIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Sector allocation contributed positively to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities via discount 30-year mortgage pools and floating-rate collateralized mortgage obligations.

  Duration management added to relative Fund performance. The Fund was positioned long or neutral for most of the reporting period.

Top Detractors from Performance

  Security selection detracted from relative Fund performance. U.S. Treasury futures and options, used to hedge and manage duration and yield curve positions, underperformed during the reporting period.

  Yield curve positioning subtracted from Fund performance relative to the Index. The Fund was positioned with an underweight allocation to the belly of the yield curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2016	$10,000	$10,000	$10,000
1/31/2017	$9,957	$10,145	$9,986
1/31/2018	$9,845	$10,363	$9,961
1/31/2019	$10,047	$10,597	$10,248
1/31/2020	$10,577	$11,619	$10,887
1/31/2021	$11,008	$12,167	$11,371
1/31/2022	$10,599	$11,806	$11,021
1/31/2023	$9,931	$10,819	$10,455
1/31/2024	$10,149	$11,046	$10,770
1/31/2025	$10,326	$11,274	$11,056
1/31/2026	$10,894	$12,047	$11,742

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.50%	(0.21)%	0.86%
Bloomberg US Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-5 Year US Treasury Index	6.20%	0.64%	1.62%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 97,953,082
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 206,249
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,953,082 Number of Investments44 Portfolio Turnover55% Total Advisory Fees Paid$206,249
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Purchased Put Option	0.0%Footnote Reference*
Cash Equivalents	1.1%
Mortgage-Backed Securities	6.8%
Collaterized Mortgage Obligations	22.0%
U.S. Treasury Securities	69.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
Greater than 5 Years	15.3%
2-5 Years	81.0%
Less than 2 Years	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, has been added to the Fund’s portfolio management team.

     Effective April 3, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation